UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Spring Point Capital, LLC

Address:   One Montgomery Street, 33rd Floor
           San Francisco, CA 94104


Form 13F File Number: 28-05327


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Bridget Castoria
Title:  Chief Financial Officer
Phone:  (415) 675-3300

Signature,  Place,  and  Date  of  Signing:

/s/ Bridget Castoria               San Francisco, CA                  2/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      519,515
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AEROPOSTALE                    COM            007865108   14,264   578,900 SH       SOLE                  578,900      0    0
AMERICAN EAGLE OUTFITTERS INC  COM            02553E106   13,474   921,000 SH       SOLE                  921,000      0    0
BANK OF AMERICA CORPORATION    COM            060505104   12,488   936,100 SH       SOLE                  936,100      0    0
BROADRIDGE FINANCIAL SOLUTIONS COM            11133T103    7,390   337,000 SH       SOLE                  337,000      0    0
BRUNSWICK CORP                 COM            117043109    7,505   400,500 SH       SOLE                  400,500      0    0
CAPITOL FEDERAL FINANCIAL INC  COM            14057J101    5,259   441,520 SH       SOLE                  441,520      0    0
CISCO SYSTEMS INC.             COM            17275R102    7,129   352,400 SH       SOLE                  352,400      0    0
COMPUTER SCIENCES CORP         COM            205363104    5,674   114,400 SH       SOLE                  114,400      0    0
COVANTA HOLDING CORPORATION    COM            22282E102   13,632   793,000 SH       SOLE                  793,000      0    0
CRESCENT POINT ENERGY CORP     COM            22576C101   14,825   333,010 SH       SOLE                  333,010      0    0
DELL INC                       COM            24702R101   17,291 1,276,100 SH       SOLE                1,276,100      0    0
E TRADE FINANCIAL CORPORATION  COM            269246401   15,453   965,840 SH       SOLE                  965,840      0    0
EL PASO CORP                   COM            28336L109   15,388 1,118,300 SH       SOLE                1,118,300      0    0
EQUIFAX INC                    COM            294429105    4,553   127,900 SH       SOLE                  127,900      0    0
FIDELITY NATIONAL INFORMATION  COM            31620M106   20,222   738,300 SH       SOLE                  738,300      0    0
FRANKLIN RESOURCES INC         COM            354613101    5,016    45,100 SH       SOLE                   45,100      0    0
GAP INC                        COM            364760108   11,838   534,700 SH       SOLE                  534,700      0    0
GENERAL MOTORS CO              COM            37045V100      737    20,000 SH       SOLE                   20,000      0    0
GILEAD SCIENCES INC            COM            375558103   10,955   302,300 SH       SOLE                  302,300      0    0
GREAT CANADIAN GAMING CORP     COM            389914102   23,351 3,170,600 SH       SOLE                3,170,600      0    0
GREEN DOT CORPORATION          COM            39304D102    2,408    42,434 SH       SOLE                   42,434      0    0
HILLENBRAND INC                COM            431571108    5,217   250,700 SH       SOLE                  250,700      0    0
IAC/INTERACTIVE CORP           COM            44919P508    5,499   191,600 SH       SOLE                  191,600      0    0
IMMUCOR INC                    COM            452526106   13,313   671,344 SH       SOLE                  671,344      0    0
INTERVAL LEISURE GROUP INC     COM            46113M108   24,491 1,517,431 SH       SOLE                1,517,431      0    0
KEYCORP NEW                    COM            493267108    5,053   571,000 SH       SOLE                  571,000      0    0
KGEN PWR CORP                  COM            49373X103    8,570   857,000 SH       SOLE                  857,000      0    0
LENDER PROCESSING SVCS INC     COM            52602E102    7,885   267,100 SH       SOLE                  267,100      0    0
LIBERTY MEDIA CORPORATION      COM            53071M708    4,454    67,000 SH       SOLE                   67,000      0    0
MASTERCARD INC                 COM            57636Q104    8,225    36,700 SH       SOLE                   36,700      0    0
MEDTRONIC INC                  COM            585055106   20,897   563,400 SH       SOLE                  563,400      0    0
MICROSOFT CORP                 COM            594918104   18,811   674,000 SH       SOLE                  674,000      0    0
MOLSON COORS BREWING CO        COM            60871R209    5,581   111,200 SH       SOLE                  111,200      0    0
OCH ZIFF CAPITAL MGMT          COM            67551U105    3,443   221,000 SH       SOLE                  221,000      0    0
PFIZER INC                     COM            717081103   39,690 2,266,700 SH       SOLE                2,266,700      0    0
POPULAR INC                    COM            733174106   10,528 3,352,866 SH       SOLE                3,352,866      0    0
QUEST DIAGNOSTICS INC          COM            74834L100   21,971   407,100 SH       SOLE                  407,100      0    0
REGIONS FINANCIAL CORP         COM            7591EP100    6,559   937,000 SH       SOLE                  937,000      0    0
SAFEWAY INC                    COM            786514208    9,821   436,700 SH       SOLE                  436,700      0    0
SAVIENT PHARMACEUTICALS        COM            80517Q100    6,485   582,100 SH       SOLE                  582,100      0    0
SKECHERS U S A INC             COM            830566105    4,612   230,600 SH       SOLE                  230,600      0    0
SYMANTEC CORP                  COM            871503108   17,063 1,019,300 SH       SOLE                1,019,300      0    0
SYNOVUS FINANCIAL CORP         COM            87161C105    4,442 1,682,400 SH       SOLE                1,682,400      0    0
TNS INC                        COM            872960109    5,660   272,100 SH       SOLE                  272,100      0    0
WILLIS GROUP HOLDINGS LTD      SHS            G96666105   18,766   541,900 SH       SOLE                  541,900      0    0
XEROX CORP                     COM            984121103   13,627 1,182,900 SH       SOLE                1,182,900      0    0
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